CSMC 2021-NQM7 Trust ABS-15G

Exhibit 99.47

Buyer Loan #	Next Due Date	Last Payment Date	Loan Status	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	REDACTED SCRUB COMMENTS
431841827	11/1/2020	11/2/2020	DELQ	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Borrower advised of payment application X/X/XXXX. Borrower called to setup ACH X/XX/XXXX. Borrower inquired about payment XX/XX/XXXX. Borrower called to confirm payment XX/X/XXXX. 3rd party inquired about payment for hazard insurance XX/XX/XXXX. Borrower requested options X/XX/XXXX due to XXXX. Servicer confirmed terms of special X/XX/XXXX. Servicer requested workout financials X/XX/XXXX. Borrower stated X/XX/XXXX wanting to resume payments. Borrower stated X/XX/XXXX business is slow. Borrower advised X/XX/XXXX sent workout packet. Borrower again requested workout options X/XX/XXXX. Servicer confirmed repayment plan XX/X/XXXX. Last contact XX/XX/XXXX interested in deferral/Mod.

REASON FOR DEFAULT: Curtailment of income.  Excessive obligations.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431841852	4/1/2020	3/12/2020	FCFB	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Foreclosure	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called to confirm they received the trial modification agreement. The borrower was offered a trial modification and has also been offered other workout options in the past. The borrower has been in regular contact and appears to be cooperative. A trial modification agreement is currently active with payments of $X,XXX.XX due in XX/XXXX, XX/XXXX, and X/XXXX.

REASON FOR DEFAULT: RFD was due to being impacted by XXXX  . Their business closed causing a curtailment of income. Hardship appears to be ongoing.

MODIFICATION: NA

FORECLOSURE: The loan was referred to foreclosure in X/XXXX but appears to be on hold due to the trial modification agreement. No sale date has been scheduled.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect a previous insurance claim filed due to XXXX damage with a date of loss on X/XX/XXXX. The claim was monitored and repairs were confirmed completed in X/XXXX.
431841925	4/1/2020	3/16/2020	DELQ	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Foreclosure	BORROWER CONTACT: Account was performing prior to default in April XXXX due to XXXX income disruption. Forbearance approved through X/X/XXXX with a XX-day extension approved Aug XXXX. Further extension was requested Oct XXXX, borrower was instructed to return the RMA and financials, but there is no further contact since XX/XX/XXXX and decision is not noted. Employment and income details are also not noted. Breach letter sent X/XX/XXXX; file has not been referred to foreclosure.

REASON FOR DEFAULT: Income curtailment, ongoing

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431841994	10/1/2020	11/9/2020	DELQ	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about payment increase X/XX/XXXX. Borrower inquired about payment history/late payments X/XX/XXXX. Borrower asked X/XX/XXXX why mortgage not reporting to credit bureau. Borrower indicated X/X/XXXX impacted by XXXX. Special FB denied X/XX/XXXX. Borrower stated X/X/XXXX still impacted by XXXX. Servicer requested financial workout application X/X/XXXX. Borrower stated X/XX/XXXX tenant not paying. Servicer discussed application process X/X/XXXX. Workout denied X/X/XXXX. Last contact XX/X/XXXX servicer discussed repayment plan.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION:N/A

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431842199	9/1/2020	8/19/2020	FC	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Foreclosure	BORROWER CONTACT: Account was performing prior to default in May XXXX. Borrower declined to discuss hardship except a brief mention of other bills and is uncooperative when contacted, stating in Aug XXXX that the loan should be paid off. Servicer requires certified funds only due to history of NSFs. Borrower is unresponsive since last contact XX/XXXX.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: N/A

FORECLOSURE: Demand sent XX/X/XXXX, referred to foreclosure XX/XX/XXXX.

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842263	10/1/2020	10/30/2020	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/XX/XXXX, outbound call to the borrower to follow up on an informal repayment plan, the borrower agreed to set up X post dated payments over the phone. The borrower has requested payment relief options various times over the past year and appears to be cooperative. No recent contact or indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD was due to being impacted by XXXX   and a loss of income. Hardship appears to be ongoing based on the present loan status.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842375	10/1/2020	9/28/2020	FB	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 3	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who said the payment was mailed. Also requested payment assistance due to XXXX impact. Servicer implemented X month forbearance plan in X/XXXX; this was extended to XX months in X/XXXX. Forbearance plan expires X/X/XXXX; borrower is making some payments. The borrower appears to be cooperative.

REASON FOR DEFAULT: RFD was due to being impacted by XXXX  . Hardship appears to be ongoing based on the present loan status.

MODIFICATION: NA

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842490	12/1/2020	11/9/2020	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin May XXXX with May payment made to prior servicer but not credited at transfer. Borrower has paid timely with no contact since X/X/XXXX confirmation of ACH setup.

REASON FOR DEFAULT: Curtailment of income and Servicing issue, delay in trailing May XXXX payment from prior servicer

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842491	12/1/2020	11/25/2020	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin X/XX/XXXX. Borrower has XX accounts, reinstated subject property June XXXX and remains current. Last contact X/X/XXXX, borrower refused to discuss account and said he did not need any assistance.

REASON FOR DEFAULT: First pay default due to XXXX income curtailment, details not provided

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842492	12/1/2020	11/25/2020	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin X/XX/XXXX. Borrower has XX accounts, reinstated subject property June XXXX and remains current. Last contact X/X/XXXX, borrower refused to discuss account and said he did not need any assistance.

REASON FOR DEFAULT: First pay default due to XXXX income curtailment, details not provided

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433811701	7/1/2021	6/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reset online password and security questions in X/XXXX, and made a phone payment in X/XXXX. Borrower verified payment of insurance premium in X/XXXX, and confirmed a pending tax disbursement in X/XXXX. Borrower put a stop payment on funds in X/XXXX, then made the payment the following month through phone pay. Borrower asked about an escrow increase in X/XXXX, and confirmed payment receipt in X/XXXX. No further contact. Borrower made the X/XXXX payment on X/XX/XXXX, but funds were NSF.

REASON FOR DEFAULT: When servicer said X/XXXX funds had not been received, borrower put a stop payment on the check. Borrower made a phone payment the following month to reinstate the funds

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433811795	8/1/2021	6/17/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. No borrower contact, current loan.

REASON FOR DEFAULT:   No RFD, current loan.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811731	8/1/2021	6/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account is performing with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433811656	7/1/2021	6/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. Account is performing with no borrower contact until request for XXXX assistance X/XX/XXXX due to income curtailment. FB approved April-June XXXX, but timely payments continued. Last contact X/X/XXXX, no ongoing hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433811832	7/1/2021	6/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower on XX/XX/XXXX called in to request final draw funds be sent express mail. Nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: Comments on X/XX/XXXX indicate servicer received a hazard claim check for $X,XXX due to XXXX   on X/XX/XXXX.  Comments do not indicate full extent of damage.  Comments on X/XX/XXXX indicate total hazard claim funds are for $XXX,XXX.XX.  Comments on XX/XX/XXXX servicer released final draw funds to borrower and closed claim as work completed.

433811714	7/1/2021	6/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for XXXX assistance on X/X/XXXX, but review was closed on X/XX/XXXX as a FB plan was not currently being offered; servicer sent borrower an RMA application. Borrower asked about the mod application process in X/XXXX. In X/XXXX, borrower asked about the loan assumption process. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433811892	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower requested update to credit reporting X/X/XXXX. Last contact X/X/XXXX borrower wants letter showing payments made from Dec XXXX to present.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433811724	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account is performing with no borrower contact. Borrower requested a XXXX FB via web XX/XX/XXXX due to loss of employment, but failed to return RMA and has remained current with no other indication of hardship.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433811789	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. No borrower contact, current loan.

REASON FOR DEFAULT:   No RFD, current loan.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811670	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/X/XXXX, the borrower called in regarding the property taxes and said believed the loan had three parcels. The borrower said would pay the delinquent taxes on the other parcels but asked about adding those parcels to this loan. No further contact with the borrower and the loan has remained current. No indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD. No evidence of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433811786	7/1/2021	6/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. X/XX/XXXX borrower called about taxes and escrow payment amount. Loan was boarded incorrectly and taxes were not paid on time, resolved XX/XXXX. Last contact with borrower was X/X/XXXX, checking on status of tax issue.

REASON FOR DEFAULT:   No RFD, current loan.

FORECLOSURE:  No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811849	8/1/2021	6/23/2021	CURR	XXXX	XXXX			No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact noted as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
433811683	7/1/2021	5/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact with the borrower noted in the contact history. The notes reflect a web inquiry about available XXXX relief options in X/XXXX, but no indication of loss mitigation workout activity since that time.

REASON FOR DEFAULT: Unable to determine a RFD. The borrower did inquire about XXXX relief options in X/XXXX, but no recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
433811862	8/1/2021	6/24/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in X/XXXX. Borrower called in on X/XX/XX to inquire about the service transfer and was advised that he would receive a welcome call and documents in the mail. Borrower called in X/XXXX wanting to know if it was okay to make a payment before the actual due date, also wanted to know why no CBR reports for the loan and was advised yes, and loan was not reported due to the XX day transfer but would be reported for September and October. Borrower inquired about escrow shortage in X/XXXX stating that he had not received any notification that the taxes or insurance had gone up and requested a supervisor call. Borrower was advised that the escrow went up due to the second installment to county taxes in XXXX that went unpaid. Last contact was on X/XX/XX, borrower called for payment inquiry, wanted to make sure that payment was not reported late, borrower was advised loan was reported current.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811983	7/10/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history was not provided by current servicer. Date of last contact is unknown. Loan has been current since origination.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is non-owner occupied based on origination data. Unable to determine if any property issues have been reported to servicer due to missing contact history.

433811622	7/1/2021	6/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. The last contact was on X/X/XXXX, the borrower called in to make a payment by phone. The borrower appears to be cooperative and the loan has remained current throughout the history. No indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No evidence of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433811895	6/1/2021	5/31/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called X/X/XXXX to cancel scheduled payment. Borrower returned collection call X/XX/XXXX. Borrower inquired about credit reporting XX/X/XXXX and XX/XX/XXXX. Borrower hardship noted X/XX/XXXX; workers not working. Borrower advised X/XX/XXXX impacted by XXXX; special FB offered. Borrower requested stop payment X/XX/XXXX. Borrower stated X/XX/XXXX continuing to make payments. Borrower again inquired about assistance X/XX/XXXX; servicer requested financials. Borrower stated XX/XX/XXXX would go to bank to make payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433811641	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower inquired about tax bill XX/X/XXXX and again XX/XX/XXXX. Borrower requested tax form X/XX/XXXX. Borrower stated XX/X/XXXX received insurance bill. Borrower inquired about LPI letter XX/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433811874	7/1/2021	6/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in X/XXXX. Borrower called for general inquiry in X/XXXX and X/XXXX, also updated mailing address (pay history shows mailing as PO Box). Borrower requested escrow removal in X/XXXX and X/XXXX but request was denied due to this is a high priced mortgage and must maintain full escrow for the 1st X years. Borrower submitted a QWR in X/XXXX; final complaint response was sent on X/XX/XX. Borrower inquired about refi in XX/XXXX and was provided the contact number, was also transferred to the refi department. Borrower wanted to go over escrow payments in X/XXXX, also had questions about refi, then requested a mod; call was transferred to customer service. Last contact was in X/XXXX, borrower stated that he received the loss mit packet in the mail and wanted to know if it was too late to fill out and was advised to fill it out and send. Escrow analysis/disclosure statement was sent on X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811741	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower confirmed information entered online in X/XXXX. Borrower called about insurance policy expiration in X/XXXX; servicer had incorrect data and had allowed policy to lapse. Borrower requested a lower interest rate in X/XXXX; servicer told borrower to contact an originator or consider modification. Insurance premium was disbursed in X/XXXX, effective in X/XXXX. Borrower requested XXXX assistance in X/XXXX, and servicer approved a X-month FB plan. No further contact. Borrower reinstated after plan completion.

REASON FOR DEFAULT: XXXX impact, loss of business

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433811712	8/1/2021	6/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined to complete a welcome call in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433811979	7/9/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history was not provided by current servicer. Date of last contact is unknown. Loan has been current since origination.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is non-owner occupied based on origination data. Unable to determine if any property issues have been reported to servicer due to missing contact history.

433811733	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. Account is performing with no contact since XX/XX/XXXX inquiry about insurance premium overpayment.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied per seller data. No property issues noted.

433811734	7/1/2021	5/20/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. Account is performing with occasional contact for account inquiry, last contact X/XX/XXXX request for year end tax statement.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is a second home per seller data. No property issues noted.

433811676	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/X/XXXX, the authorized third party called in to ask about providing evidence of insurance, No further contact and the loan has remained current. No indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No evidence of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433811820	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact noted as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
433811694	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about how to reduce the tax payment or cancel the escrow account in X/XXXX; servicer advised borrower that multi-unit properties that originate with escrow must maintain an escrow account for the life of the loan, request was denied. In XX/XXXX, borrower asked if the payment amount would change if she paid an escrow shortage in a lump sum; servicer response was not provided. Borrower made a phone payment in X/XXXX, and confirmed receipt of the X/XXXX payment on X/XX/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433811980	7/10/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history was not provided by current servicer. Date of last contact is unknown. Loan has been current since origination.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is non-owner occupied based on origination data. Unable to determine if any property issues have been reported to servicer due to missing contact history.

433811632	7/1/2021	6/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/X/XXXX. Account is current, no contact noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433811836	8/1/2021	6/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in X/XXXX. Borrower called in X/XXXX wanting to know what to do with a tax bill he received and was advised to fax or email it to have it included in escrow. A certified check iao $X,XXX was sent on X/X/XX. Tax payment was returned due to incorrect payee. Borrower called in XX/XXXX regarding the delinquent taxes stating that if he needs to call back to have the taxes paid correctly then he will contact his attorney. Delinquent taxes were paid and it was confirmed on X/XX/XX that there are no delinquencies on the account. Last contact was on X/X/XX, borrower requested payoff, no additional details provided.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811744	7/1/2021	6/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account is performing with no borrower contact since X/X/XXXX welcome call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied per seller data. No property issues noted.

433811857	7/1/2021	6/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in X/XXXX. Unauthorized 3rd party XXXX called in X/XXXX to update insurance information and provide other necessary insurance information on behalf of the borrower. Insurance refund iao $X,XXX was received for overpayment, check was sent to escrow. 3rd party XXXX stated on X/X/XX that the borrower switched insurance companies and looking for payment of policy. Last contact was on X/XX/XX, 3rd party XXXX inquired about insurance premium; disbursement of premium iao $X,XXX has been requested as of X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811607	8/1/2021	6/24/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. XxXX delinquency in late XXXX due to issues with service transfer and ACH setup. Account is current since reinstatement Nov XXXX with little contact. Last contact X/XX/XXXX to confirm new payment amount after escrow adjustments.

REASON FOR DEFAULT: Service transfer issues

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied per seller data. No property issues noted.

433811801	6/1/2021	5/26/2021	CURR	XXXX	XXXX		XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact noted as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
433811793	8/1/2021	6/18/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. X/X/XXXX borrower called about a check that bank was showing was NSF, replaced payment. Originated as 2nd home.

REASON FOR DEFAULT:   No RFD, current loan.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811890	7/1/2021	6/16/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Servicer notes online inquiry X/XX/XXXX for XXXX assistance. X-month special FB offered X/X/XXXX due to loss of income. Servicer notes X/X/XXXX review of borrower financials. Borrower inquired about VOM X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433811690	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Loan has remained current since origination.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
433811797	7/1/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. No borrower contact, current loan.

REASON FOR DEFAULT:   No RFD, current loan.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811648	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/X/XXXX. Comments start with the boarding of the loan with prior servicer. Comments start with the current servicer on XX/XX/XXXX. Only contact with borrower, other than making payments was X/XX/XXXX, advising that payment was being sent. Loan was originated as investment.

REASON FOR DEFAULT:   No RFD, loan has not been delinquent.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811631	7/1/2021	6/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Account is performing with occasional contact for account inquiries. Last contact X/XX/XXXX inquiry about escrow increase.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433811754	7/1/2021	5/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer advised borrower of an NSF payment in X/XXXX. Borrower was uncertain why the check didn't clear, servicer notes mention an escrow payment adjustment. Pay history confirms the escrow amount increased with the X/XXXX payment. Borrower reinstated the payment in the same month. No further contact.

REASON FOR DEFAULT: Escrow payment adjustment, no default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433811743	8/1/2021	6/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account is performing with no borrower contact since X/XX/XXXX phone payment.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433811859	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in X/XXXX. Insurance policy was received in X/XXXX. New insurance policy was received in X/XXXX. No contact with borrower noted in contact history. Escrow analysis/disclosure statement appears to have been sent on X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811708	7/1/2021	6/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined a welcome call in X/XXXX and requested payment information. Borrower confirmed receipt of a curtailment in X/XXXX and in X/XXXX. Borrower requested XXXX deferral assistance in X/XXXX, and servicer approved a X-month FB plan, as a deferment was not offered by the loan investor. Borrower requested a plan extension in X/XXXX, which servicer granted. Borrower verified plan expiration in XX/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact - income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433811807	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact noted as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
433811826	8/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact noted as loan has been current. Borrower via website stated not impacted by XXXX.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

433811613	7/1/2021	6/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Last contact X/XX/XXXX servicer contacted borrower about payment, borrower was upset as they thought they were on auto pay. Servicer advised auto pay set up starting month of X/X/XXXX. Borrower made payment over phone to cover the X/XXXX payment.

REASON FOR DEFAULT: None

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

433811685	7/1/2021	6/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. Account is performing with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433811900	7/1/2021	5/27/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower stated X/XX/XXXX billing address incorrect. Borrower inquired about tax letter X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433811650	7/1/2021	6/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Comments begin with prior servicer on XX/XX/XXXX. Comments begin with current servicer on XX/XX/XXXX. X/XX/XXXX borrower inquired about XXXX assistance, stated impacted, but no details. Borrower did not submit a complete package. Borrower inquired again on X/XX/XXXX stated self employed and income reduced, borrower did not submit new loss mitigation package. X/XX/XXXX, borrower inquired about refinancing. Borrower has made monthly payments.

REASON FOR DEFAULT:   Borrower self employed and income impacted by XXXX.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811681	8/1/2021	6/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact with borrower noted in the contact history.

REASON FOR DEFAULT: Unable to determine a RFD. No evidence of hardship..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433811873	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to cancel ACH X/XX/XXXX. Borrower called to process payment X/XX/XXXX. Borrower stated X/X/XXXX took out too many payments. Borrower stated X/X/XXXX payment was too large.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433811886	7/1/2021	5/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in X/XXXX. Borrower called in X/XXXX to inquire about credit reporting and was advised that the credit reporting was frozen for the 1st XX days and credit would be reported beginning in September. Last contact was in X/XXXX, borrower was advised to send in a new insurance policy due to insurance had been cancelled, borrower stated that he was working on finding new insurance then requested to be transferred to the tax department to discuss a tax bill; call was transferred to the insurance department. Notice of insurance coverage deficiency letter was sent in X/XXXX. Escrow analysis/disclosure statement was sent on X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811818	7/1/2021	6/3/2021	CURR	XXXX	XXXX		XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact noted as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
433811658	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower asked about payment grace period in X/XXXX, and made a phone payment in X/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433811684	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact with borrower noted in the contact history.

REASON FOR DEFAULT: Unable to determine a RFD. No evidence of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433811646	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/X/XXXX. Comments start on XX/X/XXXX with prior servicer with boarding of the loan. Comments with current servicer start XX/XX/XXXX. On XX/XX/XXXX borrower called as they paid the taxes and so did the servicer. Originated as investment.

REASON FOR DEFAULT:   No RFD, loan has not been delinquent.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811647	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Account is performing with no contact except for X/X/XXXX inquiry about the escrow refund check she received.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433811788	7/1/2021	6/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. X/X/XXXX borrower called to discuss the increase in escrow payment.

REASON FOR DEFAULT:   No RFD, current loan

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811853	7/1/2021	5/14/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower requested assistance in X/XXXX due to loss of income from XXXX. Borrower was advised to send bank statements and a hardship letter for FB review, borrower stated that he would download the documents on the website, no additional details provided. Borrower missed a payment in X/XXXX but was able to make X payments in X/XXXX. Borrower called in XX/XXXX requesting a copy of the deed of trust then called back in X/XXXX requesting a copy of the note. Last contact was in X/XXXX, borrower requested to remove a scheduled ACH payment. Loan is current.

REASON FOR DEFAULT: Loss of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811923	7/1/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower stated X/X/XXXX property not located in XXXX; requesting XXXX be rechecked. XXXX removed X/XX/XXXX. Borrower called X/XX/XXXX to confirm payment; additional principal payment. Borrower inquired about payment transaction XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433811824	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history begin in X/XXXX. Borrower inquired about ACH set up on X/XX/XX, also stated that their monthly payment is too high. Borrower requested assistance with setting up bi-weekly ACH in X/XXXX and was advised to call customer servicer for further assistance. Last contact was on X/XX/XX, web inquiry was received and a response was sent stating that the account reflects a homeowners insurance disbursement on X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811864	7/1/2021	6/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in X/XXXX. Welcome call was completed on X/XX/XX. Last contact was on XX/X/XX, borrower called in to inquire about refinancing and was provided the refinance contact number, call was also transferred for further assistance, no additional details provided.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811750	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested XXXX assistance in X/XXXX, but plan had not been approved in X/XXXX as borrower hadn't submitted a hardship application and financial documents. No further contact. Borrower made a double payment to reinstate in X/XXXX and has since remained current.

REASON FOR DEFAULT: XXXX impact - borrower unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433811809	7/1/2021	6/1/2021	CURR	XXXX	XXXX			No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
433811798	7/1/2021	6/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/X/XXXX. X/X/XXXX borrower requested XXXX FB, stated loss of income as RFD. X/XX/XXXX borrower then stated not interested in FB as did not want his credit affected. X/XX/XXXX borrower requested escrow analysis. X/X/XXXX borrower hired an attorney to resolve reporting and escrow questions, does not feel he has obtained the information he has requested or an acceptable resolution. Servicer has referred to counsel to respond.

REASON FOR DEFAULT:   RFD on X/X/XXXX was reduction in income due to XXXX.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811678	7/1/2021	6/17/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/XX/XXXX, outbound call to the borrower who agreed to make a payment over the phone. The borrower appears to be cooperative and has been in frequent contact with the servicer. The notes show a dispute in X/XXXX regarding a payment that was applied to principal when it was intended towards payments. The history shows the dispute was resolved that same month. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD was due to XX/XXXX was due to excessive obligations and payment increase. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433811792	6/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/X/XXXX. Borrower called XX/X/XXXX to confirm payment received and interested in refinancing. X/X/XXXX borrower requested XXXX FB, which was approved, ending X/X/XXXX. X/X/XXXX RFD was self employed in construction and business slow. X/XX/XXXX borrower requested extension of plan, which appears to have been extended through X/X/XXXX. Deferral modification then approved in XX/XXXX, unable to determine terms. Borrower requested additional assistance on XX/XX/XXXX, RFD the same as prior. FB approved X/XX/XXXX, ending X/X/XXXX. Borrower called on X/XX/XXXX, accepting new deferral modification offer, which was approved X/X/XXXX, after borrower made X payment, which was required. Last contact with the borrower was X/XX/XXXX, questioning first due date on the deferral. Borrower has missed X payment since the last deferral.

REASON FOR DEFAULT:  Borrower is self employed in construction and impacted by XXXX.   Appears borrower is still struggling.

FORECLOSURE:   No evidence of foreclosure.

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811842	7/1/2021	6/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX to request assistance stating unable to make the monthly payments due to loss of income caused by XXXX. Borrower was advised of a X month FB and agreed to apply. It does not appear that the borrower submitted the required documents to be approved for FB and was advised on X/X/XX that there is no record that the FB was approved. Borrower then called in X/XXXX stating that he was doing the deferral and wanted to make a payment for August, also explained that he was out of work due to XXXX. Borrower was advised to submit an application for assistance. Borrower made X payments in X/XXXX bringing the loan current. Last contact was on X/XX/XX, borrower requested a letter showing loan was current; billing statement was emailed to the borrower.

REASON FOR DEFAULT: Unemployment and loss of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Current occupancy is unknown, mailing address is XXXX which does not match the property address.

433811830	5/1/2021	4/23/2021	DELQ	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX to request assistance due to financial impact from XXXX. Loss mit package was sent on X/XX/XX. There was no discussion regarding borrowers being approved for a FB plan, however, it appears that they may have been granted FB as the co-borrower was advised to apply for FB extension when she called in X/XXXX to follow up on a mod application (mod was denied); co-borrower stated RFD was due to loss of business due to XXXX and had not received any pay since March. It appears that FB extension was approved in XX/XXXX until XX/XX/XX. Co-borrower requested FB again in X/XXXX, also stated that they were waiting for funds to hit their account and the servicer will be the first to get paid. Borrower was advised on X/XX/XX that the investor was only offering FB good through X/X/XX and X months of bank statements along with a hardship letter were needed for the review. Co-borrower called in on X/XX/XX wanting to know if they could make a payment of $XXK online. Last contact was on X/XX/XX borrower stated that they would make a payment on the XXth indicating RFD is due to excessive obligations.

REASON FOR DEFAULT: Excessive obligations, loss of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811652	6/1/2021	6/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified the due date and loan status in X/XXXX. No further contact. Borrower missed the X/XXXX payment; dialer attempts started X/XX/XXXX and have continued each month since.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433811804	7/1/2021	6/25/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan in XXXX due to XXXX; confirmed on X/XX/XX loss of income is the reason for impact. Borrower was approved for a X month FB beginning X/X/XX, ending X/X/XX. Borrower was also offered a tiered deferral that would bring the loan current and due for X/XXXX but the borrower declined the deferral stating that he was not able to make the X payments to accept the deferment and was looking for a X month FB extension. Borrower stated on XX/X/XX that he is self-employed and has not been paid since X/XXXX as he is part of a start-up company but should be out of furlough as of X/XXXX. Borrower appears to have been approved for a X month FB extension from XX/X/XX - X/XXXX. Borrower then applied for a mod in X/XXXX and entered into a trial plan effective X/XXXX, mod finalized as of XX/XX/XXXX. Last contact was on X/X/XX, borrower was advised that mod was pending finalization. Mod was finalized on X/XX/XX; modified P&I $X,XXX.XX with first pay due X/X/XXXX. Loan is current.

REASON FOR DEFAULT: Loss of income due to XXXX

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811803	7/1/2021	6/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. As of X/XX/XXXX borrower indicated they were impacted by XXXX, servicer set up a FB plan running from X/XXXX to X/XXXX. As of X/XX/XXXX servicer approved a FB extension details of this extension not noted. As of XX/X/XXXX servicer offered a deferral to borrower who accepted the deferral. Deferral completed XX/X/XXXX, due date rolled from X/X/XXXX to XX/X/XXXX. As of X/X/XXXX comments indicate borrower requested another FB plan which servicer set up for X months. As of X/X/XXXX servicer completed another deferral rolling due date from X/XXXX to X/XXXX.Last contact X/XX/XXXX when borrower called in to go over the deferral.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

433811794	7/1/2021	6/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/X/XXXX. X/XX/XXXX borrower called regarding increase in escrow payment. X/X/XXXX online request for XXXX assistance, no RFD. Appears FB was approved, ending X/X/XXXX. X/X/XXXX borrower called to discuss modification letter received. RFD, income cut in half. Numerous conversations in X/XXXX about various loss mitigation options. Borrower had his attorney helping with paper work. X/XX/XXXX borrower was advised could not be on a forbearance and apply for a modification. Appears new FB plan had been approved that would end X/X/XXXX, unable to determine when approved. Borrower called on X/X/XXXX to determine options. Borrower submitted modification package X/XX/XXXX. Borrower called numerous times checking on status of loss mitigation and trying to get assistance in place. X/XX/XXXX servicer cancelled modification application as borrower asked for other assistance. Deferral modification was approved X/XX/XXXX, unable to determine terms. Last contact with the borrower was X/XX/XXXX, going over terms.

REASON FOR DEFAULT:   Income reduced due to XXXX.   Borrower stayed in contact with the servicer to resolve delinquency and resolve misinformation on loss mitigation options.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811785	7/1/2021	6/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/X/XXXX. X/XX/XXXX borrower called to determine what XXXX assistance was available. RFD was employment impacted by XXXX. X month FB plan was approved, ending X/X/XXXX. X/X/XXXX borrower was informed of options. X/XX/XXXX borrower requested extension, which was approved X/X/XXXX. Borrower then wanted to apply for a modification, which was denied due to active FB plan. X/XX/XXX borrower trying to raise funds to reinstate. XX/X/XXXX borrower accepted deferral modification, unable to determine terms. Borrower has made monthly payments since the modification was boarded. Last contact was X/XX/XXXX regarding correspondence about possible discount on late fees.

REASON FOR DEFAULT:   Income was impacted by XXXX.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811704	7/1/2021	6/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied online for XXXX assistance X/XX/XXXX; servicer requested a hardship letter, but review was closed X/XX/XXXX as documentation wasn't received. Borrower asked why the FB was not approved in X/XXXX, and gave a promise to pay by the end of the month. Borrower confirmed payment had been mailed in X/XXXX, and sent funds through bank Billpay in XX/XXXX. Borrower confirmed payment had been mailed in X/XXXX. No further contact. Servicer made phone attempts in X/XXXX, borrower made a double payment to reinstate in X/XXXX.

REASON FOR DEFAULT: Borrower illness, excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433811649	7/1/2021	6/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Comments being XX/XX/XXXX with prior servicer with boarding of the loan. Comments begin XX/XX/XXXX with current servicer. First contact was X/XX/XXXX, borrower was having difficulty making payment and setting up ACH. X/XX/XXXX borrower inquiring about assistance as tenants unable to pay due to XXXX. Borrower approved for X month forbearance starting X/X/XXXX. Borrower requested for further assistance on X/XX/XXXX and again on X/XX/XXXX, tenant still unable to pay., which was not approved and borrower paid amount owing in X/XXXX. Loan has been current since then. Originated as investment.

REASON FOR DEFAULT:   Tenant unable to pay rent due to XXXX.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811861	7/1/2021	6/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind in X/XXXX stating that she was going through divorce and was working on a project the company had not paid her, also stated that she filled out loss mit application but was denied. Loan was brought current in X/XXXX however, borrower was also impacted by XXXX and requested assistance in X/XXXX stating that she was not working and had no income. Borrower stated on X/XX/XX that she just returned to work and had not received income yet. A X month FB was approved from X/X/XX - XX/X/XX. Borrower requested FB extension in XX/XXXX and was offered a deferral mod. Borrower accepted the deferral bringing the loan current in X/XXXX. Last contact was on X/XX/XX, borrower called to make a payment.

REASON FOR DEFAULT: Curtailment of income due to XXXX XX and divorce.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811755	7/1/2021	6/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. The last contact was on XX/XX/XXXX, the borrower called regarding the payments due and discussed XXXX relief options. The borrower appears to be cooperative but has not been responsive to attempts since that time. The notes show the borrower was approved for a deferral in X/XXXX deferring X payments and the loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact fromXXXX and business failure. Curtailment of income. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433811644	7/1/2021	6/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower called XX/XX/XXXX to setup ACH. Borrower called XX/XX/XXXX to confirm ACH setup. Borrower stated X/X/XXXX double payment made. Borrower stated X/X/XXXX payment did not draft. Borrower stated X/XX/XXXX impacted by XXXX. Borrower called X/XX/XXXX to review options after FB. Borrower setup X-payments X/XX/XXXX. Borrower called X/XX/XXXX to change ACH information.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433811726	7/1/2021	6/25/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX. LPI was placed on the loan in X/XXXX, and an escrow analysis was completed. Borrower refused to discuss the account in XX/XXXX; funds sent that month were short a full payment. Borrower was unaware of an escrow increase in XX/XXXX, and claimed servicer error, stating he was never notified of the increase. Borrower asked about XXXX relief options in X/XXXX, and servicer granted a X-month FB plan. Servicer solicited a tiered deferral option in X/XXXX, but in XX/XXXX borrower said he would have to wait to accept the offer and make the two required payments until he received a paycheck. Servicer solicited a deferral mod in X/XXXX and again in X/XXXX; no response from borrower. Last contact was in X/XXXX when borrower made a payment.

REASON FOR DEFAULT: Borrower works in construction, work was slow

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433811834	7/1/2021	5/19/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX requesting a one time courtesy to have late fees waive since he was not receiving the billing statements and was not aware he was paperless; late fee was waived. Borrower requested assistance in X/XXXX stating business shut down due to XXXX and was advised loan would be reviewed for a X month FB. Borrower was approved for FB in X/XXXX and appears to also have been approved for FB extension in X/XXXX, ending in X/XXXX. Borrower was also offered a tiered deferral in X/XXXX and XX/XXXX that would bring the loan current. Borrower stated on XX/XX/XX that he did not need assistance. Loan was brought current in November XXXX.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811673	7/1/2021	6/25/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account is chronic delinquent since first payment default, with a pattern of paying every other month throughout XXXX. There is little borrower contact throughout delinquency and no formal loss mitigation. Mar XXXX borrower had difficulty returning to the country due to XXXX. May XXXX borrower requested FB information due to trucking business still impacted. Loss mitigation request canceled due to reinstatement Aug XXXX, borrower then hospitalized with XXXX. Account remains current since most recent reinstatement Jan XXXX, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX income curtailment and illness

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433811838	7/1/2021	6/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. As of X/XX/XXXX borrower stated they were impacted by XXXX, servicer offered FB plan; plan was for X months. Servicer extended FB plan for another X months in X/XXXX, another extension completed in X/XXXX for additional X months. Servicer completed another extension in XX/XXXX and in X/XXXX. Servicer offered a deferral on X/XX/XXXX which was accepted by borrower. Deferral completed X/X/XXXX, due date rolled from X/X/XXXX to X/X/XXXX. Last contact X/X/XXXX borrower and servicer discussed deferral details.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

433811730	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower submitted a XXXX assistance request through the website in X/XXXX. Servicer approved a X-month FB plan in X/XXXX. Borrower requested a plan extension in X/XXXX, and borrower was advised to submit a hardship letter in X/XXXX. Servicer approved a X-month plan extension in X/XXXX. Borrower received a retention option denial letter in X/XXXX, and requested a new XXXX review; borrower asked servicer to review for permanent options, and to remove the FB plan. Servicer showed the loan under active FB assistance through X/XXXX, and confirmed online payments would not be processed on FB loans. Borrower requested a deferment, rather than a FB plan extension. Servicer solicited a deferral mod in X/XXXX, but borrower confirmed FB good through dates that month and didn't respond to the mod offer. XXXX docs were submitted in X/XXXX. Borrower confirmed reinstatement funds were received in X/XXXX, but funds didn't include the X/XXXX payment as the reinstatement quote was requested in X/XXXX. In X/XXXX, borrower asked servicer to change credit reporting for the month of X/XXXX, but servicer verified reporting was correct. No further contact.

REASON FOR DEFAULT: XXXX impact - loss of business

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433811651	6/1/2021	5/31/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked why payment wasn't withdrawn from his bank in X/XXXX; servicer advised borrower the system takes two business days. Borrower requested a deferral in XX/XXXX; servicer advised borrower to apply for assistance online. Borrower applied for assistance in XX/XXXX, and made a phone payment that month. Borrower called for mod review status in X/XXXX, still pending. Retention options were denied X/XX/XXXX; reason for denial was not provided. Servicer approved a XXXX FB plan in X/XXXX after borrower submitted a web inquiry about XXXX options. Borrower requested a plan extension in X/XXXX; servicer advised borrower to submit hardship documents on X/X/XXXX. FB extension was approved X/XX/XXXX after servicer confirmed receipt of financial documents. Borrower requested another extension on X/XX/XXXX, but servicer offered a tiered deferral in X/XXXX. Borrower verbally accepted on X/XX/XXXX, but didn't return an RMA application, and the offer expired XX/X/XXXX. A new deferral was solicited by servicer in XX/XXXX, which borrower accepted by making two payments in XX/XXXX. Deferral was completed in XX/XXXX. Borrower was attempting to refinance in X/XXXX and missed a payment; borrower also asked about lack of credit reporting, which was due to the XXXX workout; servicer removed credit reporting blocks, and started reporting in X/XXXX. Borrower disputed the XXXX credit reporting in X/XXXX, but servicer verified reporting was accurate. Borrower verified claim status in X/XXXX, and requested an inspection in order to release additional draw funds. No further contact despite dialer attempts in X/XXXX.

REASON FOR DEFAULT: Spouse unemployment in XX/XXXX, excessive obligations. No mention of a XXXX hardship until plan approval in X/XXXX (hardship was listed as spouse unemployment). XXXXXX hardship, reduced work hours for borrower

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower filed an insurance claim for XXXX damage on DOL XX/XX/XXXX. Funds of $XX,XXX were received in X/XXXX. First draw of $X,XXX released in X/XXXX. Inspection on X/X/XXXX verified repairs were completed. Final draw of $XX,XXX released that month.
433811870	7/1/2021	5/28/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower advised of service transfer X/X/XXXX. Borrower called to confirm payment X/XX/XXXX; stating double charged for XXXX insurance. Borrower again inquired about escrow advance X/XX/XXXX. Borrower requested statement X/XX/XXXX. Borrower requested new escrow analysis X/X/XXXX. Borrower requested payment adjustment X/X/XXXX. Borrower advised X/XX/XXXX of missing payment. Borrower stated XX/XX/XXXX impacted by XXXX; special FB offered. Servicer requested workout financials XX/XX/XXXX. Borrower requested additional assistance X/X/XXXX. Servicer notes X/XX/XXXX deferral Mod offered; borrower advised of workout X/XX/XXXX. Deferral booked X/X/XXXX. Borrower requested online assistance X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433811841	7/1/2021	6/23/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower refused the welcome call on X/XX/XX and stated to call his son XXXX, and was advised to add his son as an authorized 3rd party. Borrower requested a X month FB in X/XXXX stating hardship was due to loss of business caused by XXXX and was advised that additional information was needed to process the FB request; borrower failed to provide the required information assuming that it was not needed since his other loans did not require additional information; borrower was advised that all investors have different requirements. Borrower requested FB again in X/XXXX and X/XXXX stating RFD due to loss of income caused by XXXX and was advised to submit a full packet for FB review. Borrower accepted a tiered deferral offer in XX/XXXX, stating RFD due to tenants not paying. Loan appears to have been deferred for X payments. Last contact was in X/XXXX, borrower called for payment inquiry.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433811759	7/1/2021	6/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested XXXX assistance in X/XXXX, and servicer approved a X-month FB plan. Borrower asked about post-FB options in X/XXXX. Borrower requested a plan extension in X/XXXX, but didn't submit an RMA application. Borrower asked servicer to remove the FB plan status on X/XX/XXXX so he could pay online, then made a phone payment. Borrower wanted to reduce the interest rate and the payment amount in X/XXXX, and servicer advised borrower to refinance. No further contact.

REASON FOR DEFAULT: XXXX impact - no income since X/XXXX, borrower owns his own business

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433811875	7/1/2021	6/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower setup ACH X/XX/XXXX. Borrower inquired about special FB X/X/XXXX due to XXXX. Borrower inquired X/XX/XXXX if FB active; stated requested FB beginning of May. Servicer requested workout packet X/X/XXXX. Borrower inquired about workout status X/X/XXXX; questioned negative credit reporting. Borrower requested FB removed X/X/XXXX from credit. Borrower requested YTD amounts X/XX/XXXX. Borrower wanted to make principal payment X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433811867	7/1/2021	6/1/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Comments on X/XX/XXXX indicate borrower was impacted by XXXX and accepted a X month FB plan. No further assistance requested until X/X/XXXX when borrower requested another FB plan, servicer completed a X month FB plan. Last contact X/XX/XXXX borrower wanted to know why reported delinquent to credit bureau when on FB plan. Servicer advised correction already being processed to correct.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

433811760	7/1/2021	6/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Borrower setup ACH X/XX/XXXX. Borrower stated X/X/XXXX payment hasn't cleared; scheduled payment. Borrower again requested to setup ACH XX/XX/XXXX. Borrower called XX/X/XXXX to inquire about escrow deductible notice. Borrower stated XX/XX/XXXX having ACH issues; disputed late fee charge. Borrower stated X/X/XXXX was out of town. Borrower inquired about increased payment X/XX/XXXX. Borrower stated X/X/XXXX had property reassessed and taxes were reduced. Borrower inquired about payment deferral X/XX/XXXX. Servicer offered special X-mo FB X/XX/XXXX. Borrower inquired about workout options after FB X/XX/XXXX; stated self-employed and receiving less income. Borrower advised X/XX/XXXX would need to submit workout financials for extension; extended through X/X/XXXX. Borrower requested payment deferral X/XX/XXXX. Stip to Mod approved XX/X/XXXX. Borrower inquired about terms of Mod X/XX/XXXX. Mod workout booked X/XX/XXXX. Borrower called X/XX/XXXX to make payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433811787	7/1/2021	6/15/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/X/XXXX. X/XX/XXXX borrower called to advise payment had already been made. XX/XXXX numerous calls as payment made was applied to escrow shortage and not a payment, servicer corrected. X/XX/XXXX borrower sent request for XXXX assistance. FB plan for X months approved X/XX/XXXX, plan stating X/X/XXXX, ending X/X/XXXX. X/XX/XXXX borrower called for options when FB expired. Borrower was offered a deferral plan at the end of the FB, but paid the deferred payments. X/XX/XXXX borrower stated no longer needed assistance and would resume payments.

REASON FOR DEFAULT:   No RFD provided other than requesting XXXX assistance.

FORECLOSURE:   No evidence of foreclosure

BANKRUPTCY:   No evidence of BK

PROPERTY:   No evidence of property damage.

433811619	7/1/2021	6/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in XX/XXX for payment inquiry and stated that he made the payment to the prior servicer. Borrower also called in on X/X/XX to inquire about payment information stating that loan should have been due for X/X/XX and that the payment he sent in November was for December; borrower was advised to reach out to the prior servicer and request pay history. Borrower requested assistance in X/XXXX stating that he lost income due to XXXX and was advised to send a hardship letter with specific info for FB review. Last contact was on XX/X/XX, borrower called to follow up on FB review. FB was approved for a X month effective XX/XXXX, ending X/X/XX. Loan is current.

REASON FOR DEFAULT: Loss of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.